INCOME TAXES - Components of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax components
Unrealized (gain) loss on marketable securities	$ (46,552)	$ (488,419)
Depreciation	2,458	3,002
Net operating loss carryforwards		180,460
R&D and foreign credits		46,957
Other	(906)
Net deferred tax asset (liability)	$ (45,000)	$ (258,000)